1
DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2023
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2023.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Shares Security Description Value
Common Stock - 98.3%
Communication Services - 1.1%
1,338 Cable One, Inc. $ 939,276
Consumer Discretionary - 9.7%
21,740 Bright Horizons Family Solutions,
Inc.
(a)
1,673,763
28,412 CarMax, Inc.
(a)
1,826,323
33,406 Chewy, Inc.
(a)
1,248,716
25,045 Floor & Decor Holdings, Inc.,
Class A
(a)
2,459,920
5,202 Murphy USA, Inc. 1,342,376
8,551,098
Consumer Staples - 5.5%
187,911 Utz Brands, Inc. 3,094,894
9,952 WD-40 Co. 1,771,954
4,866,848
Financials - 9.7%
43,921 Goosehead Insurance, Inc.,
Class A
(a)
2,292,676
38,886 Hamilton Lane, Inc., Class A 2,876,786
6,647 Kinsale Capital Group, Inc. 1,995,097
32,899 Trupanion, Inc.
(a)
1,411,038
8,575,597
Health Care - 20.0%
112,638 Abcam PLC, ADR
(a)
1,516,108
3,219 Atrion Corp. 2,021,242
19,205 Azenta, Inc.
(a)
856,927
35,672 Bio-Techne Corp. 2,646,506
24,924 CryoPort, Inc.
(a)
598,176
32,868 HealthEquity, Inc.
(a)
1,929,680
29,355 LeMaitre Vascular, Inc. 1,510,902
11,848 Medpace Holdings, Inc.
(a)
2,228,016
7,306 Mesa Laboratories, Inc. 1,276,577
26,247 OrthoPediatrics Corp.
(a)
1,162,480
11,346 Repligen Corp.
(a)
1,910,213
17,656,827
Industrials - 19.6%
62,390 Douglas Dynamics, Inc. 1,989,617
20,168 Exponent, Inc. 2,010,548
25,841 HEICO Corp., Class A 3,511,792
17,020 John Bean Technologies Corp. 1,860,116
6,966 Kadant, Inc. 1,452,550
12,553 Simpson Manufacturing Co., Inc. 1,376,311
18,916 SiteOne Landscape Supply, Inc.
(a)
2,589,033
51,951 WillScot Mobile Mini Holdings
Corp.
(a)
2,435,463
17,225,430
Shares Security Description Value
Information Technology - 30.8%
25,563 Alarm.com Holdings, Inc.
(a)
$ 1,285,308
15,185 Appfolio, Inc.
(a)
1,890,229
20,046 BlackLine, Inc.
(a)
1,346,089
26,100 Endava PLC, ADR
(a)
1,753,398
13,430 Envestnet, Inc.
(a)
787,938
41,056 EVERTEC, Inc. 1,385,640
28,787 Guidewire Software, Inc.
(a)
2,361,973
14,206 Manhattan Associates, Inc.
(a)
2,199,799
18,363 Novanta, Inc.
(a)
2,921,370
23,022 Procore Technologies, Inc.
(a)
1,441,868
39,054 PROS Holdings, Inc.
(a)
1,070,079
24,903 Sprout Social, Inc., Class A
(a)
1,516,095
19,828 The Descartes Systems Group,
Inc.
(a)
1,598,335
32,620 WNS Holdings, Ltd., ADR
(a)
3,039,205
24,356 Workiva, Inc.
(a)
2,494,298
27,091,624
Materials - 1.9%
6,489 Eagle Materials, Inc. 952,261
86,741 Perimeter Solutions SA
(a)
700,867
1,653,128
Total Common Stock (Cost $79,298,723) 86,559,828
Money Market Fund - 1.8%
1,533,461 First American Treasury
Obligations Fund,
Class X, 4.72%
(b)
(Cost $1,533,461) 1,533,461
Investments, at value - 100.1% (Cost
$80,832,184) $ 88,093,289
Other Assets & Liabilities, Net - (0.1)% (68,846)
Net Assets - 100.0% $ 88,024,443
ADR American Depositary Receipt
PLC Public Limited Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of March 31,
2023.

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2023
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the
U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and the Level 2 value is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 86,559,828
Level 2 - Other Significant Observable Inputs 1,533,461
Level 3 - Significant Unobservable Inputs –
Total $ 88,093,289